Document and Entity Information	Feb. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	ONCE UPON A FARM, PBC
Entity Incorporation State Country Code	DE
Entity File Number	001-43108
Entity Tax Identification Number	47-3648280
Entity Address Address Line 1	950 Gilman Street
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Berkeley
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94710
City Area Code	888
Local Phone Number	983-1606
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	OFRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001696556